Loan Receivable — Third Party, Net - Schedule of Loan Receivable - Third Party, Net (Details) - Third Party [Member]	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 1,189,750	$ 935,411	$ 2,621,944
Less: Allowance for credit loss	(132,194)	(103,935)
Borrower A [Member]
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 1,321,944	$ 1,039,346	$ 2,621,944